Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Rhinebeck Bank 401(k) Plan
Fair Value Measurements
Fair Value Measurements
3.	Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under authoritative guidance are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, such as:

●	quoted prices for similar assets or liabilities in active markets;
●	quoted prices for identical or similar assets or liabilities in inactive markets;
●	inputs other than quoted prices that are observable for the asset or liability;
●	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observables and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value.

Mutual funds are valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-end mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value (“NAV”) and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.

Pooled separate accounts are valued based upon the unit values of such pooled accounts held by the Plan at year end. The pooled separate accounts are priced daily and participants transact at that price. Unit values are based on the fair value of the underlying assets of the fund derived from inputs principally from or corroborated by observable market data by correlation or other means, although are not based upon quoted market prices in an active market. The underlying investments of the pooled separate accounts consist of mutual funds, each of which follows a separate investment strategy. Due to the nature of these pooled accounts, there are no unfunded commitments or redemption restrictions.

Principal LifeTime Hybrid CITs invest in a collective trust fund as well as a variety of separate accounts and mutual funds that seek total return consisting of long-term growth of capital and current income, consistent with the investment strategy of an investor with a specific target retirement date. The CIT funds are valued at net asset value per unit held by the Plan at year-end as reported by Principal, which is based on the fair value of the underlying investments held by the fund less its liabilities. The Principal LifeTime Hybrid CITs publish their NAV daily and participants transact at that price. Were the Plan to initiate a full redemption of the collective trust, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure the securities liquidations will be carried out in an orderly business manner.

The employer security, common stock, of Rhinebeck Bancorp, Inc. has been listed on the NASDAQ Global Select Market under the symbol “RBKB” since January 17, 2019 and is valued at the closing price reported on the active market on which the individual security is traded.

The following table sets forth the Plan’s assets at fair value which are all considered Level 1 within the fair value hierarchy:

	Assets at Fair Value as of December 31,
	2025	2024

Mutual funds	$8,805,663	$7,852,556
Pooled separate accounts	793,963	681,055
Collective trust funds	20,147,722	16,274,832
Employer security	976,287	819,072

Total assets in the fair value hierarchy	$30,723,635	$25,627,515